Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders’ Equity [Abstract]
Schedule of Stock Option and RSU Transactions	Stock option and RSU transactions were as follows:
	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding January 1, 2023	477,500	15.85	4,117	345,266	538	4,655
Granted	-	-	-	399,300	144	144
Exercised option or vested RSU	(50,000)	15.46	(460)	(41,840)	(823)	(1,283)
Options surrendered for cash	(273,500)	15.46	(2,355)	-	-	(2,355)
Expired	(104,000)	16.17	(886)	(5,000)	(33)	(919)
Amortized value of stock-based compensation	-	-	-	-	3,158	3,158
Outstanding at December 31, 2023	50,000	17.72	416	697,726	2,984	3,400
Exercisable at December 31, 2023	50,000
	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding at January 1, 2022	1,023,334	14.61	8,125	173,800	572	8,697
Granted	-	-	-	320,266	187	187
Exercised option or vested RSU	(540,834)	13.54	(3,974)	(148,800)	(3,172)	(7,146)
Expired	(5,000)	13.14	(34)	-	-	(34)
Amortized value of stock-based compensation	-	-	-	-	2,951	2,951
Outstanding at December 31, 2022	477,500	15.85	4,117	345,266	538	4,655
Exercisable at December 31, 2022	477,500

Schedule of Basic and Diluted Earnings Per Common Share	The following table details the weighted average number of outstanding common shares for the purpose of computing basic and diluted loss per common share for the following periods:
($000s)	December 31, 2023	December 31, 2022
Weighted average number of common shares outstanding	83,001,989	80,058,861
Weighted average shares dilution adjustments: [1] Stock options	-	-
RSUs	-	-
Diluted weighted average shares outstanding	83,001,989	80,058,861